Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Intangible Assets

	Client Relationships $	Contract Backlog $	Software $	Other $	Total $	Total Lease Disadvantage (note 19) $

Cost
December 31, 2016	399.0	55.5	97.6	38.4	590.5	(10.3)
Additions	-	-	5.7	-	5.7	-
Additions arising on acquisitions	3.2	2.7	-	0.2	6.1	-
Disposals - Innovyze	(78.1)	-	(19.1)	(6.1)	(103.3)	-
Disposals - other	-	-	(3.3)	-	(3.3)	-
Removal of fully amortized assets	(13.8)	(6.2)	(15.7)	(3.1)	(38.8)	2.5
Impact of foreign exchange	(20.8)	(4.1)	0.4	(1.9)	(26.4)	0.6

December 31, 2017	289.5	47.9	65.6	27.5	430.5	(7.2)
Additions	-	-	33.2	-	33.2	-
Additions arising on acquisitions	25.1	5.7	0.2	2.0	33.0	-
Discontinued operations (note 8)	(19.7)	-	(5.3)	(4.4)	(29.4)	-
Removal of fully amortized assets	(3.9)	(46.2)	(18.8)	(10.8)	(79.7)	3.1
Impact of foreign exchange	16.3	1.1	0.3	0.7	18.4	(0.3)

December 31, 2018	307.3	8.5	75.2	15.0	406.0	(4.4)

Accumulated amortization
December 31, 2016	85.0	19.2	28.2	8.6	141.0	(5.5)
Amortization - continuing operations	28.2	22.3	16.4	7.9	74.8	(1.8)
Amortization - discontinued operations	2.0	4.1	0.8	0.4	7.3	(0.1)
Disposals - Innovyze	(7.2)	-	(1.1)	-	(8.3)	-
Disposals - other	-	-	(2.7)	-	(2.7)	-
Removal of fully amortized assets	(13.8)	(6.2)	(15.7)	(3.1)	(38.8)	2.5
Impact of foreign exchange	(3.8)	(1.8)	1.0	(0.6)	(5.2)	0.4

December 31, 2017	90.4	37.6	26.9	13.2	168.1	(4.5)
Amortization - continuing operations	26.9	9.9	25.7	3.6	66.1	(1.1)
Amortization - discontinued operations	1.8	1.4	0.7	1.8	5.7	(0.1)
Discontinued operations (note 8)	(4.9)	-	(1.9)	(2.4)	(9.2)	-
Removal of fully amortized assets	(3.9)	(46.2)	(18.8)	(10.8)	(79.7)	3.1
Impact of foreign exchange	5.9	0.9	0.1	0.4	7.3	(0.3)

December 31, 2018	116.2	3.6	32.7	5.8	158.3	(2.9)

Net book value
December 31, 2017	199.1	10.3	38.7	14.3	262.4	(2.7)

December 31, 2018	191.1	4.9	42.5	9.2	247.7	(1.5)